Income taxes - Expiration of non-capital losses for income tax purposes (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 175,507
2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	279
2031
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	179
2032
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,672
2033
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,893
2034
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	819
2036
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,125
2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	17,799
2038
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	86,979
2039
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	39,470
2040
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 16,292